Property, plant and equipment - Schedule of Disposal of Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 2,336,831	$ 2,470,076	$ 2,382,976	$ 2,276,161
Gain	36,538	55,397	13,302
Deferred Gain	0	(5,000)	0
Loss	(21,027)	(2)	(8,002)
Antarctica
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			91,065
Gain			2,065
Deferred Gain			0
Loss			0
Cap Laurent
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			21,825
Gain			11,143
Deferred Gain			0
Loss			0
Famenne
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		38,016
Gain		13,821
Deferred Gain		0
Loss		0
TI Topaz
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	20,790
Gain	0
Deferred Gain	0
Loss	(21,027)
Nautilus
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		43,250
Gain		11,042
Deferred Gain		(500)
Loss		0
Flandre
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	45,000
Gain	20,307
Deferred Gain	0
Loss	0
Navarin
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		47,250
Gain		10,511
Deferred Gain		(1,500)
Loss		0
Cap Georges
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	9,310
Gain	8,509
Deferred Gain	0
Loss	0
Neptun
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		47,250
Gain		9,716
Deferred Gain		(1,500)
Loss		0
Nucleus
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		47,250
Gain		10,276
Deferred Gain		(1,500)
Loss		0
Artois
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	21,780
Gain	7,703
Deferred Gain	0
Loss	0
Other
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	28	0	0
Gain	20	31	94
Deferred Gain	0	0	0
Loss	0	(2)	(8,002)
Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	3,662,905	3,836,644	3,573,979	$ 3,362,205
Book Value | Antarctica
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			89,000
Book Value | Cap Laurent
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			10,682
Book Value | Famenne
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		24,195
Book Value | TI Topaz
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	41,817
Book Value | Nautilus
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		32,208
Book Value | Flandre
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	24,693
Book Value | Navarin
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		36,739
Book Value | Cap Georges
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	801
Book Value | Neptun
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		37,534
Book Value | Nucleus
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		36,974
Book Value | Artois
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	14,077
Book Value | Other
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 8	$ 0	$ 0